INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENTS IN ASSOCIATED COMPANIES
As at June 30, 2023 and December 31, 2022, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2023	2022
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	15.92%	16.40%
United Freight Carriers LLC ("UFC")	50.00%	50.00%

Following the termination of the pool agreement, in February 2022 our 25% share in CCL was sold for $17.5 thousands.

Movements in equity method investments for the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	SwissMarine	Other	Totals
Balance as of December 31, 2022	51,437	13,963	65,400
Distributions received from associated companies	(7,803)	(9,065)	(16,868)
Loss on disposal of equity method investments	(163)	—	(163)
Share of income	5,322	4,708	10,030
Balance as of June 30, 2023	48,793	9,606	58,399
We have an equity investment of 15.92% in SwissMarine, a dry bulk freight operator. We account for this investment under the equity method as we determined that we have a significant influence over the investee. Our ownership in SwissMarine was diluted in March 2023 from 16.4% to 15.92%. In 2019 we have provided a $10.7 million subordinated shareholder loan with a five-year term to SwissMarine, which was partially repaid by SwissMarine in 2020 and remaining balance of subordinated shareholder loan of $5.35 million was fully repaid by SwissMarine in 2022. Further, in 2023, we received dividends from SwissMarine of $7.8 million.

In January 2020, we entered into a joint venture agreement with Frontline plc (formerly Frontline Ltd.) ("Frontline") and its subsidiary Bandama Investments Ltd and Trafigura Pte. Ltd. ("Trafigura") to establish TFG Marine, a leading global supplier of marine fuels. As a result, we acquired a 10% interest in TFG Marine. We have also provided a shareholder loan of $1.0 million to TFG Marine. In 2020, the shareholder loan in the total amount of $75,000 was converted to equity of TFG Marine, reducing the balance of the loan to $0.9 million. The loan had a five-year term and bears interest of LIBOR plus a margin of 7%. In February 2023, TFG Marine fully repaid the outstanding loan of $0.9 million, in addition paid dividends of $4.9 million related to 2022. We account for this investment under the equity method as we determined that we have a significant influence over the investee.
We also have an equity investment of 50% of the shares in UFC, a dry cargo vessel operator and logistics service provider. We account for this investment under the equity method, and the book value of the investment amounted to $2.2 million as of June 30, 2023. Further, in 2023, we received dividends from UFC of $4.2 million.